Financial risk management - Summary Of Fair Value Of The Loan Guarantees Classified In Stage 3 (Detail) S/ in Thousands	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	S/ 925,292	S/ 63,476,583
Assets obtained	873,253	27,396,771
Credit exposure	52,039
Expected credit loss	556,721	1,454,905
Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		973,214
Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,847	915,055
Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	867,092	22,166,481
Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,314	3,342,021
Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		14,434,023
Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		892,911
Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		792,218
Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		10,139,704
Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		2,609,190
Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	894,885
Credit exposure	21,632
Expected credit loss	538,114
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	30,407	4,071,460
Assets obtained	873,253	0	$ 0
Credit exposure	30,407
Expected credit loss	18,607
Indirect Loans [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,847
Indirect Loans [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	867,092
Indirect Loans [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,314
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		857,742
Assets obtained	42,351	811,434
Credit exposure		46,308
Expected credit loss	34,743	529,723
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		1
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		166
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		808,206
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		3,061
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	199,173	206,481
Assets obtained	381,829	346,290
Credit exposure	(182,656)	(139,809)
Expected credit loss	67,158	98,111
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		1
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,847	166
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	375,668	343,062
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,314	3,061
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	47,349	44,552
Credit exposure	47,349	44,552
Expected credit loss	40,566	38,458
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	400,401	324,463
Credit exposure	400,401	324,463
Expected credit loss	340,914	284,645
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	247,962	239,176
Assets obtained	491,424	465,144
Credit exposure	(243,462)	(225,968)
Expected credit loss	89,476	86,040
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 491,424	465,144
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		814,672
Assets obtained | $			811,434
Credit exposure		3,238
Expected credit loss		507,254
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained | $			1
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained | $			166
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained | $			808,206
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained | $			$ 3,061
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk		43,070
Credit exposure		43,070
Expected credit loss		S/ 22,469